PROPERTY, PLANT, AND EQUIPMENT - Right-of-use asset (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use
Right of use	$ 31,389,165	$ 35,119,094	$ 33,291,355
Lease interest	2,817,626	3,277,261	2,616,945
Constructions and buildings
Right-of-use
Right of use	11,512,511	13,766,760	9,362,903
Plant and Equipment
Right-of-use
Right of use	13,865,564	16,907,447	16,751,728
Information Technology Equipment
Right-of-use
Right of use	587,975	368,162	125,011
Motor vehicles
Right-of-use
Right of use	5,404,054	4,049,990	6,919,416
Others
Right-of-use
Right of use	19,061	26,735	132,297
Gross asset
Right-of-use
Right of use	110,230,009	101,789,265	100,265,151
Gross asset | Constructions and buildings
Right-of-use
Right of use	26,649,116	24,518,751	16,246,384
Gross asset | Plant and Equipment
Right-of-use
Right of use	57,140,853	55,846,552	52,431,352
Gross asset | Information Technology Equipment
Right-of-use
Right of use	1,276,895	999,207	1,155,261
Gross asset | Motor vehicles
Right-of-use
Right of use	20,037,359	14,696,107	22,051,973
Gross asset | Others
Right-of-use
Right of use	5,125,786	5,728,648	8,380,181
Accumulated depreciation
Right-of-use
Right of use	(78,840,844)	(66,670,171)	(66,973,796)
Accumulated depreciation | Constructions and buildings
Right-of-use
Right of use	(15,136,605)	(10,751,991)	(6,883,481)
Accumulated depreciation | Plant and Equipment
Right-of-use
Right of use	(43,275,289)	(38,939,105)	(35,679,624)
Accumulated depreciation | Information Technology Equipment
Right-of-use
Right of use	(688,920)	(631,045)	(1,030,250)
Accumulated depreciation | Motor vehicles
Right-of-use
Right of use	(14,633,305)	(10,646,117)	(15,132,557)
Accumulated depreciation | Others
Right-of-use
Right of use	$ (5,106,725)	$ (5,701,913)	$ (8,247,884)